Subsequent Events (Details)	May 10, 2023 USD ($) $ / shares shares
Subsequent Events (Details) [Line Items]
Gross proceeds | $	$ 1,710,500
Agent fee | $	$ 136,840
Warrants purchase | shares	44,933
Exercise price | $ / shares	$ 3
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Aggregate shares | shares	570,166